Consolidated Statements of Income and Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Sales revenue	$ 257,487,138	$ 200,813,260
Cost of sales	195,670,634	151,988,552
Gross profit	61,816,504	48,824,708
Operating expenses
Administrative expenses	12,406,676	8,097,374
Selling expenses	7,210,359	5,350,258
Total operating expenses	19,617,035	13,447,632
Income from operations	42,199,469	35,377,076
Non-operating income (expense)
Interest income	60,479	11,651
Other income	159,062	168,732
Change in fair value of warrant liabilities	1,082,202	582,226
Other expenses	(502,729)	(462,989)
Finance costs	(892,172)	(878,390)
Exchange income (loss)	120,519	(23,608)
Total non-operating income (expense)	27,361	(602,378)
Income before income taxes	42,226,830	34,774,698
Income taxes	(11,036,300)	(9,086,106)
Net income	31,190,530	25,688,592
Other comprehensive income
Foreign currency translation adjustments	4,481,290	2,317,595
Total comprehensive income	35,671,820	28,006,187
Earnings per share : basic and diluted	$ 0.72	$ 0.67
Weighted average number of shares outstanding - basic	38,154,340	38,063,507
Weighted average number of shares outstanding - diluted	38,156,873	38,415,441
Reconciliation of net income to income applicable to common stock:
Net income
Less: dividends and accretion on preferred stock	3,890,037	0
Income applicable to common stock	$ 27,300,493	$ 25,688,592